Note 13 - Supplemental Balance Sheet Information - Other Noncurrent Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deductible input value-added tax	$ 32	$ 8
Others	332	339
Total	$ 364	$ 347